Oil and Gas Properties - Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities [Line Items[
Total oil and gas properties, successful efforts method	$ 92,853,397	$ 90,443,361	$ 100,285,138
Accumulated depreciation, depletion, and amortization	(8,878,750)	(4,951,565)	(2,759,226)
Oil and gas properties, net		85,491,796	97,525,912
Leasehold cost [Member]
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities [Line Items[
Total oil and gas properties, successful efforts method		75,874,552	89,612,354
Intangibles [Member]
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities [Line Items[
Total oil and gas properties, successful efforts method		9,542,668	6,336,922
Lease and well equipment [Member]
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities [Line Items[
Total oil and gas properties, successful efforts method		3,947,471	3,442,627
Capitalized asset retirement obligation [Member]
Schedule of Net Capitalized Costs Related to the Company’s Oil and Gas Producing Activities [Line Items[
Total oil and gas properties, successful efforts method	$ 1,078,670	$ 1,078,670	$ 893,235